UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10113
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                       UBS Juniper Crossover Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)


                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
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             Date of reporting period: July 1, 2009 - June 30, 2010
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Form N-PX is to be used by a registered  management  investment  company,  other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

ISSUER NAME                                                  Insulet Corporation
TICKER SYMBOL                                                PODD
CUSIP                                                        45784P101
SHAREHOLDER MEETING DATE                                     May 5, 2010

                                                                  DID REGISTRANT     HOW DID THE
                                                PROPOSED BY THE    CAST ITS VOTE     REGISTRANT       DID THE REGISTRANT CAST ITS
MATTER VOTED ON                                     ISSUER?        ON THE MATTER    CAST ITS VOTE    VOTE FOR OR AGAINST MANAGEMENT
Elect Duane Desisto as a Class III
   Director to the Board                             Yes           Did not vote      Did not vote              Did not vote
Elect Steven Sobieski as a Class III
   Director to the Board                             Yes           Did not vote      Did not vote              Did not vote

Ratify the appointment of Ernst & Young LLP
   as the Company's independent registered
   public accounting firm for the fiscal year
   ending December 31, 2010                          Yes           Did not vote      Did not vote              Did not vote

                                   SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                 UBS Juniper Crossover Fund, L.L.C.
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By (Signature and Title)*  /s/ Michael Perry
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                           Michael Perry, Principal Executive Officer

Date                       August 19, 2010
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   *Print the name and title of each signing officer under his or her signature.